Accumulated other comprehensive income (loss), net of tax (Changes in Each Component of AOCI) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		¥ 9,175,624
Less: reclassification adjustments for losses (gains) included in net income		(1,819)
Change during period		142,550	¥ (56,583)
Balance at end of fiscal year		9,140,053	9,486,573
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(9,494)	164,021
Change during period		143,331	(56,254)
Balance at end of fiscal year		133,837	106,715
Accumulated Other Comprehensive Income | Cumulative effect of change in accounting principles
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		0	(1,052)	[1]
Accumulated Other Comprehensive Income | Cumulative effect, period of adoption, adjusted balance
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(9,494)	162,969
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(19,592)	22,019
Unrealized gains (losses) during period		644	25,843
Less: reclassification adjustments for losses (gains) included in net income		754	(20,824)
Change during period		1,398	5,019
Balance at end of fiscal year		(18,194)	27,038
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(109,872)	(58,558)
Foreign currency translation adjustments during period		(36,652)	(63,466)
Less: reclassification adjustments for losses (gains) included in net income		(409)
Change during period		(37,061)	(63,466)
Balance at end of fiscal year		(146,933)	(123,076)
Foreign currency translation adjustments | Cumulative effect of change in accounting principles
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	[1]		(1,052)
Foreign currency translation adjustments | Cumulative effect, period of adoption, adjusted balance
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(109,872)	(59,610)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		69,455	196,446
Unrealized gains (losses) during period		190,394	(1,720)
Less: reclassification adjustments for losses (gains) included in net income		672	(2,130)
Change during period		191,066	(3,850)
Balance at end of fiscal year		260,521	192,596
Accumulated Own Credit Risk Adjustment Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		50,515	4,114
Unrealized gains (losses) during period		(9,340)	7,320
Less: reclassification adjustments for losses (gains) included in net income		(2,732)	(1,277)
Change during period		(12,072)	6,043
Balance at end of fiscal year		¥ 38,443	¥ 10,157

[1]	The MHFG Group adopted ASU No.2017-12, “Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities” (“ASU No.2017-12”) on April 1, 2019 and the ASU No.2017-12 eliminated the separate measurement and reporting of hedge ineffectiveness. Cumulative-effect adjustment to the consolidated balance sheets was recognized upon adoption.